UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Statement of Stockholders' Equity [Abstract]
Loss related to pension and post-retirement benefit plans	$ 1.5	$ 4.7
Share of equity method investment’s comprehensive losses from continuing operations	$ 0.7	$ 1.5